Share-based payments	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
7.1. Second Special Fees Agreement
On February 25, 2022, the then immediate parent entity of Allego Holding — Madeleine — entered into a second Special Fees Agreement (the “Second Agreement”) with the same external consulting firm as for the First Agreement described in Note 11.1 of the consolidated financial statements for the year ended December 31, 2022. The purpose of this Second Special Fees Agreement is to compensate the external consulting firm for their continuous strategic and operational advice, as well as support with regards to Allego’s fundraising efforts in the near future. The Agreement ultimately expires on the earlier of June 30, 2025, and the date on which Madeleine would no longer hold any equity security in Allego. As consideration for the Second Special Fees Agreement, the external consulting firm is entitled to receive cash compensation based on the value of the Group in connection with any new injection of equity, whether in cash or in kind, in any entity of the Group subsequent to the Business Combination (each an “Equity Injection”).
On March 10, 2022, the Second Special Fees Agreement was amended to modify the formula of the relevant percentage used in the determination of the fees payable (the “Relevant Percentage”) for equity injections subsequent to the first Equity Injection.
The Group accounts for the Second Special Fees Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for cash amounts based on the equity value of the Company. Madeleine, instead of the Group, had the obligation to settle the share-based payment arrangement with the consulting firm. The Second Agreement was therefore classified as an equity-settled share-based payment arrangement. On April 20, 2022, the Second Special Fees Agreement was novated from Madeleine to Allego (the “Novation”), with all the other terms of the Second Special Fees Agreement remaining the same. As a result of the Novation, Allego has now the obligation, instead of Madeleine, to settle the share-based payment arrangement with the consulting firm. The Second Special Fees Agreement’s classification therefore changed to a cash-settled share-based payment arrangement from the Novation date.
Certain directors of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits that the external consulting firm will generate under the Second Special Fees Agreement, including any amendments. The share-based payment expenses for the Second Special Fees Agreement therefore reflect both compensation for external consulting services and key management remuneration.
Measurement of fair value as an equity-settled plan
In accordance with IFRS 2 Share-based Payment, the fair value of key management remuneration under an equity-settled share-based payment arrangement is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Second Special Fees Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the Second Special Fees Agreement includes an implicit service condition, the services received under the Second Special Fees Agreement are recognized as expenses over the period in which the Company expects to have the Equity Injections, therefore between February 25, 2022 (the “grant date”) and the dates of the Equity Injections by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services).
Measurement of fair value as a cash-settled plan
Following the Novation, the Second Special Fees Agreement was classified as a cash-settled plan as opposed to an equity-settled plan. Therefore, in accordance with IFRS 2 Share-based Payment, the fair value of both the key management remuneration and the services provided by the consulting firm under a cash-settled share-based payment arrangement is measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The fair value of the liability is recognized over the service period.
In effect, IFRS 2 Share-based Payment provides that the cumulative amount recognized as the expense over the life of the Second Special Fees Agreement is the grant-date fair value plus or minus any subsequent changes in fair value after the change in classification. Therefore, the cumulative amount may be less than the original grant-date fair value.
Fair value of equity instruments granted
The fees payable under the Second Special Fees Agreement will depend on the future value of the Allego Group following each future Equity Injection. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2 Share-based Payment, the future value of the Allego Group for the Equity Injections has been derived from a weighted average valuation model in which that value can be simulated based on various amounts and expected dates of Equity Injection events, and taking into account the likelihood of Equity Injections to happen, as well as the expected price per share upon Equity Injection.
The total fair value of the share-based payment arrangement as at September 30, 2023 is estimated at €49,958 thousand (grant date: €32,250 thousand). The increase in fair value of the share-based payment arrangement is mainly driven by an increase in the probability and expected amount of the Equity Injection events.
The Group assessed the impact to the fair value of the share-based payment arrangement as a result of the amendment to the Second Special Fees Agreement which was entered into in March 2022. The amendment modifies the formula of the Relevant Percentage applied to the future value of the Group for equity injections subsequent to the first Equity Injection, which is a component of the calculation of the fees payable. However, the Relevant Percentage used to calculate the fees remained the same following the amendment and therefore did not impact the fair value of the Second Special Fees Agreement as of the amendment date.
Additionally, the Group assessed the accounting impact of the Novation. The Group measured the liability using the Novation date fair value of the equity-settled shared-based payment arrangement based on the elapsed portion of the vesting period (period from Grant Date to each Equity Injection date). Therefore, as of the Novation, an amount of €4,440 thousand was recognized as a current liability, and an amount of €1,353 thousand was recognized as a non-current liability, with a corresponding decrease to equity of €5,793 thousand.
The Group recognized a share-based payment provision related to the Second Special Fees Agreement of €38,357 thousand as of September 30, 2023 (December 31, 2022: €16,806 thousand), included in the current liabilities in the interim condensed consolidated statement of financial position.
Share-based payment expenses
During the three months ended September 30, 2023, the Group recognized total share-based payment expenses with respect to the Second Special Fees Agreement of €15,028 thousand (three months ended September 30, 2022: gain of €421 thousand). As the share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €9,843 thousand (three months ended September 30, 2022: gain of €276 thousand) as legal, accounting and consulting fees and share-based payments expenses for an amount of €5,185 thousand (three months ended September 30, 2022: gain of €145 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
During the nine months ended September 30, 2023, the Group recognized total share-based payment expenses with respect to the Second Special Fees Agreement of €21,551 thousand (nine months ended September 30, 2022: €2,187 thousand). As the share-based payment expenses for the Second Special Fees Agreement reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €14,116 thousand (nine months ended September 30, 2022; €1,752 thousand) as legal, accounting and consulting fees and share-based payments expenses for an amount of €7,435 thousand (nine months ended September 30, 2022: €435 thousand) has been recognized as employee benefits expenses, both within general and administrative expenses.
During the nine months ended September 30, 2022, the Second Special Fees Agreement was modified from equity-settled plan to cash-settled plan as a result of the Novation. The Group recognized share-based payments expenses of €6,380 thousand for the period before the Novation, with a corresponding increase in retained earnings. This amount was split into legal, accounting and consulting fees of €4,498 thousand and employee benefits expenses of €1,882 thousand. For the period after the Novation, the Group recognized a gain on the share-based payments of €4,193 thousand with a corresponding decrease in liability. This amount consisted of a gain of €2,747 thousand recognized in legal, accounting and consulting fees and a gain of €1,446 thousand recognized in employee benefits expenses.
7.2. Management incentive plan
The establishment of the Company’s MIP was approved by the board of directors on April 20, 2022. The MIP is designed to provide long-term incentives for key management employees to deliver long-term shareholder returns, and includes two types of granted options: the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to the expiry of a blocking period of 18 months (the “MIP Grant Options”), and the right to acquire a percentage of the Company's issued share capital immediately following the listing, subject to predefined performance conditions and the expiry of the blocking period (the “MIP Performance Options”). The granted options carry no dividend or voting rights. The options do not include any market conditions or non-vesting conditions that should be included in the fair value at recognition.
Under the plan, the MIP Grant Options vest immediately, and the MIP Performance Options only vest if certain performance standards are met. Participation in the plan is at the board of directors’ discretion, and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.
The amount of MIP Performance Options that will vest depends on the group’s performance, including operational EBITDA, financing targets, compliance and reporting, engagement with investors, and the minimum service period of the employees. Once vested, the granted options remain exercisable for a period of ten years following the end of the blocking period, which ended on September 18, 2023 for the MIP Grant Options and ten years from the grant date (May 14, 2022) for the MIP Performance Options.
In April 2023, one non-market performance condition included in the original MIP agreement was modified, together with their respective service periods, to be applied to the group's performance over financial year 2023 instead of 2022. For the MIP performance options the blocking period was extended to April 30, 2024. The exercise period is ten years following the end of the blocking period. The exercise period and blocking period end date remain unchanged for the other MIP Performance Options. These changes result in an increased number of awards being expected to vest but do not have an impact on the fair value of the options.
The exercise price of the granted options under the plan is €0.12 per option. When exercisable, each option is convertible into one ordinary share of the Company.
Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2023			2022
	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP performance options	Average exercise price per share option (in €)	Number of MIP Grant Options	Number of MIP Performance Options
As at January 1	0.12	1,329,213	1,329,213	—	—	—
Granted during the period	—	—	—	0.12	1,329,213	1,329,213
Exercised during the period	—	—	—	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at September 30	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Vested and exercisable at September 30	0.12	1,329,213	996,910	—	—	—
As of September 30, 2023, 1,329,213 MIP Grant Options and 996,910 MIP Performance Options vested and became exercisable after the end of the blocking period, which ended on September 18, 2023. No options expired and no options were exercised during the period ended September 30, 2023.
Share options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Expiry date	Exercise price (in €)	Share options September 30, 2023
MIP Grant Options	May 14, 2022	September 17, 2033	0.12	1,329,213
MIP Performance Options	May 14, 2022	May 13, 2032	0.12	996,910
MIP Performance Options (modified)	May 14, 2022	April 29, 2034	0.12	332,303
Total				2,658,426
The weighted average remaining contractual life of options outstanding at the end of period is 9.54 years.
For the three months ended September 30, 2023, the total expenses arising from the MIP transactions recognized during the period as part of employee benefit expense was €1,612 thousand (three months ended September 30, 2022: €1,200 thousand). This includes an amount of €489 thousand (three months ended September 30, 2022: € nil) related to the additional expense recognized as a result of the modification of the MIP agreement.
For the nine months ended September 30, 2023 the total expenses arising from the MIP transactions recognized during the period as part of employee benefit expense was €5,110,682 (nine months ended September 30, 2022: €12,976,086). This includes an amount of €1,444 thousand (nine months ended September 30, 2022: € nil ) related to the additional expense recognized as a result of the modification of the MIP agreement.
Fair value of options granted
The assessed fair value of options was €7.75 per option (September 30, 2022: €7.75) for both the MIP Grant Options and MIP Performance Options.
The fair value was determined as the share price of the Company’s ordinary shares on grant date of $8.17 (€7.871), determined as the closing price on May 13, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.
No specific option-pricing model (e.g., Black-Scholes) was applied for the valuation, as in the situation when the exercise price applicable to the options is negligible, the calculated fair value of an option is close (or equal) to the value of an ordinary share less the exercise price, regardless of the other input parameters applied in the option valuation.
As the options do not include any market conditions or non-vesting conditions that has an impact on the fair value and there is no adjustment for dividends, the grant date fair value of both MIP Grant Options and MIP Performance Options was determined using the same approach.
7.3. Long-term Incentive Plan
The Allego board of directors and the compensation committee approved the general framework for the LTIP on 16 March 2022. The purpose of the LTIP is to provide eligible directors and employees the opportunity to receive stock-based incentive awards for employee motivation and retention and to align the economic interests of such persons with those of Allego’s shareholders. The delivery of certain shares or other instruments under the LTIP to directors and key management are agreed and approved in certain Allego board of directors meetings. On December 20, 2022, the Allego board of directors approved a detailed plan for the LTIP for future years.
Performance Based Share Options
As it relates to the LTIP for Allego executive officers, performance based share options may be granted annually and would be exercisable after a contractual vesting period of two to three years. The number of LTIP Performance Options issued under the LTIP in 2023 is based on four equally-weighted performance criteria: revenue, operational EBITDA, renewable GWh delivered, and appreciation at the discretion of the board of directors. The targets for the performance criteria are set annually.
During the nine months ended September 30, 2023, LTIP Performance Options were granted to executive officers based on 2022 and (expected) 2023 year-end company performance. The LTIP Performance Options related to performance in financial year 2022 have a contractual vesting period of two years, and the number of options awarded was determined in line with the level of completion of the performance criteria for that financial year. In addition, Allego granted LTIP Performance Options with a contractual vesting period of three years and subject to company performance in financial year 2023. This estimated number may be adjusted in the next reporting period depending on the completion of the performance criteria.
The exercise price of the LTIP Performance Options granted under the LTIP is €0.12 per option. When exercised, each LTIP Performance Option is convertible into one ordinary share of the Company.
Set out below is a summary of LTIP Performance Options granted under the plan:

2023
	Average exercise price per LTIP Performance Option (in €)	Number of LTIP Performance Options
As at January 1	—	—
Granted during the period	0.12	3,059,955
Exercised during the period	—	—
Forfeited during the period	—	—
As at September 30	0.12	3,059,955
Vested and exercisable at September 30	—	—
During the nine months ended September 30, 2023, the Company granted two types of LTIP Performance Options: 1,039,222 options based on actual 2022 company performance and 2,020,733 options with vesting based on 2023 company performance. The number of options based on 2022 company performance is final, subject to meeting the service condition of two years. The number of options based on 2023 company performance is estimated and will be adjusted, if necessary, based on the actual performance.

LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Number of options September 30, 2023
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	1,039,222
LTIP Performance Options (2023)	January 1, 2023	April 12, 2026	April 12, 2033	0.12	2,020,733

The weighted average remaining contractual life of LTIP Performance Options outstanding at the end of period is 9.65 years.
The total expense arising from the LTIP Performance Options recognized during the three months ended September 30, 2023 as part of employee benefit expense was €1,644 thousand (three months ended September 30, 2022: € nil). For the nine months ended September 30, 2023, the total expense arising from the LTIP Performance Options recognized as part of employee benefit expense was €1,742 thousand (nine months ended September 30, 2022: €nil).
Fair value of LTIP Performance Options granted
The assessed fair value of LTIP Performance Options 2022 was €1.83 per option (September 30, 2022: no options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $2.13 (€1.952), determined as the closing price on April 12, 2023 (the grant date), less the exercise price of €0.12.
The assessed fair value of LTIP Performance Options 2023 was €2.82 per option (September 30, 2022: no options granted). This fair value was determined as the share price of the Company’s ordinary shares on grant date of $3.14 (€2.943), determined as the closing price on December 30, 2022 (the last working day preceding the grant date), less the exercise price of €0.12.
As the LTIP Performance Options do not include any market conditions or non-vesting conditions that have an impact on the fair value and there is no adjustment for dividends, the grant date fair value of LTIP Performance Options was determined using the same approach as used for the options granted under the MIP.
Restricted Stock Units
As it relates to the LTIP for other Allego employees, individuals may elect to receive up to 50% of their annual performance bonus to be paid in RSUs, which would vest on an annual basis. Additionally, certain Allego employees are eligible to receive additional RSUs based on the Company's existing internal performance evaluation framework. These RSUs would be granted annually and vest after three years. In May 2023, the Group awarded RSUs to eligible and selected employees based on the Company's internal performance evaluation framework. The RSUs have a vesting period of three years and are subject to the participant's continued employment until the vesting date.
Under the terms of the same plan, RSUs were awarded to eligible members of the board of directors in May 2023. These RSUs were not subject to any vesting conditions and vested fully on the grant date. The Company's ordinary shares were issued to the eligible members of the board of directors on August 10, 2023.
Set out below are summaries of the number of RSUs granted under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	189,201	666,968
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at September 30	189,201	—
Vested and exercisable at September 30	—	—
Fair value of RSUs granted
The grant date fair value of the RSUs granted to the employees in 2023 is recognized as an expense on a straight-line basis over the three-year vesting period, with a corresponding entry in equity. Since the RSUs granted to certain members of the board of directors are not subject to any vesting conditions, the grant date fair value of these awards is recognized immediately, on the grant date, as an expense with a corresponding entry in equity.
The assessed fair value of RSUs granted during the period ended September 30, 2023, was €1.97 per option (September 30, 2022: no RSUs granted). The fair value of the RSUs has been determined with reference to the share price of the Company’s ordinary shares at the grant date. Since the Company does not expect to pay dividends during the vesting period, the weighted average fair value of the RSUs granted in the nine months ended September 30, 2023 of $2.13 (€1.974) is equal to share price at the grant date, May 24, 2023.
The share-based payment expense recognized for the three months ended September 30, 2023 for the equity-settled RSUs amounted to €31 thousand (three months ended September 30, 2022: € nil), and only represented the expense in relation to the RSUs issued to employees.
The share-based payment expense recognized for the nine months ended September 30, 2023 for the equity-settled RSUs amounted to €1,361 thousand (nine months ended September 30, 2022: € nil), consisting of €1,317 thousand related to the fully vested board of directors' RSUs recognized on grant date and €44 thousand representing the expense for the current period in relation to the RSUs issued to employees.
IPO Grant Shares
In May 2023, the Group awarded 100 ordinary shares per employee to a select group of individuals who were instrumental in the success of the IPO. The Company granted this one-off share award as of the IPO date to employees of the Company, who were still employed by the Company a year later. This award granted in 2023 was not subject to any vesting conditions. The Company awarded a total number of 9,600 ordinary shares in May 2023. The ordinary shares were issued to the employees on June 9, 2023.
The fair value of the share awards of $2.13 (€1.972) is equal to the share price of the Company's ordinary shares at the date of grant. The share-based payment expenses for the three months ended September 30, 2023 is € nil (three months ended September 30, 2022: € nil) and for the nine months ended September 30, 2023 is €19 thousand (nine months ended September 30, 2022: € nil).
7.4. SPAC TransactionDuring the nine months ended September 30, 2022, the Group incurred share-based payment expenses of €158,714 thousand recognized within general and administrative expenses related to the SPAC Transaction, representing the difference between Spartan's net asses at the closing date and the fair value of the Company's shares exchanged in the transaction to Spartan. This difference is considered as an expense representing the costs of service in respect of the stock exchange listing for Spartan's shares.